Property, plant and equipment	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Note 12.       Property, plant and equipment

Property, plant and equipment, net consisted of the following:

	As at June 30,	As at December 31,
USD'000	2024 (unaudited)	2023
Machinery & equipment	13,309	13,275
Office equipment and furniture	2,321	2,321
Computer equipment and licenses	760	710
Total property, plant and equipment gross	16,390	16,306

Accumulated depreciation for:
Machinery & equipment	(10,476)	(10,241)
Office equipment and furniture	(2,300)	(2,279)
Computer equipment and licenses	(601)	(556)
Total accumulated depreciation	(13,377)	(13,076)
Total property, plant and equipment, net	3,013	3,230
Depreciation charge for the 6 months ended June 30,	301	273

In the six months ended June 30, 2024, SEALSQ Corp did not identify any events or changes in circumstances indicating that the carrying amount of any asset may not be recoverable. As a result, the Group did not record any impairment charge on Property, plant and equipment in the six months ended June 30, 2024.

The useful economic life of property plant and equipment is as follow:

•	Office equipment and furniture:	2 to 5 years
•	Production masks	5 years
•	Production tools	3 years
•	Licenses	3 years
•	Software	1 year